Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer (PEO)(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(6)	Total Net Product Sales (millions)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2022	$4,269,410	$859,606	$1,508,434	$340,324	$45	$109	$6.3	$254.4
2021	$6,194,157	$5,604,622	$1,963,831	$2,037,543	$96	$127	$33.2	$268.7
2020	$2,913,420	$2,059,581	$1,148,247	$567,718	$80	$126	$23.3	$248.2

Company Selected Measure Name	Net product sales
Named Executive Officers, Footnote [Text Block]	Dr. Polymeropoulos (our President, Chief Executive Officer and Chairman of the Board) served as the Company's principal executive officer for the entirety of 2022, 2021, and 2020 and the Company's other NEOs for the applicable years were as follows:
–2022: Kevin Moran; Gunther Birznieks; Joakim Wijkstrom; and Timothy Williams.
–2021: Kevin Moran; Gunther Birznieks; Joakim Wijkstrom; and Timothy Williams.
–2020: James P. Kelly; Kevin Moran; Timothy Williams; Aranthan "AJ" Jones II; and Joakim Wijkstrom.

Peer Group Issuers, Footnote [Text Block]	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our total shareholder return (TSR) peer group. The TSR peer group consists of the iShares Biotechnology Index (IBB). This is the same industry index used in our stock performance graph in our Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 4,269,410	$ 6,194,157	$ 2,913,420
PEO Actually Paid Compensation Amount	$ 859,606	5,604,622	2,059,581
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)(7)	($)
Dr. Mihael H. Polymeropoulos
2022	$4,269,410	$(2,757,740)	$1,733,481	$(1,730,772)	$—	$(654,773)	$—	$859,606
2021	$6,194,157	$(4,792,295)	$3,260,927	$351,870	$—	$589,963	$—	$5,604,622
2020	$2,913,420	$(1,475,030)	$1,618,926	$(475,772)	$—	$(521,963)	$—	$2,059,581
Average Other NEOs
2022	$1,508,434	$(780,486)	$490,676	$(616,032)	$—	$(262,268)	$—	$340,324
2021	$1,963,831	$(1,285,018)	$874,904	$187,328	$—	$296,498	$—	$2,037,543
2020	$1,148,247	$(594,285)	$676,702	$(181,510)	$—	$(157,953)	$(323,483)	$567,718

Non-PEO NEO Average Total Compensation Amount	$ 1,508,434	1,963,831	1,148,247
Non-PEO NEO Average Compensation Actually Paid Amount	$ 340,324	2,037,543	567,718
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid
	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)(7)	($)
Dr. Mihael H. Polymeropoulos
2022	$4,269,410	$(2,757,740)	$1,733,481	$(1,730,772)	$—	$(654,773)	$—	$859,606
2021	$6,194,157	$(4,792,295)	$3,260,927	$351,870	$—	$589,963	$—	$5,604,622
2020	$2,913,420	$(1,475,030)	$1,618,926	$(475,772)	$—	$(521,963)	$—	$2,059,581
Average Other NEOs
2022	$1,508,434	$(780,486)	$490,676	$(616,032)	$—	$(262,268)	$—	$340,324
2021	$1,963,831	$(1,285,018)	$874,904	$187,328	$—	$296,498	$—	$2,037,543
2020	$1,148,247	$(594,285)	$676,702	$(181,510)	$—	$(157,953)	$(323,483)	$567,718

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	As described in more detail in the section Compensation Discussion and Analysis, the Company's executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the three-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO "compensation actually paid" each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past three years, the relationship of the Company's TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company's TSR; (ii) the Company's net income; and (iii) the Company's total net product sales, which includes HETLIOZ® and Fanapt® net product sales.

Compensation Actually Paid vs. Net Income [Text Block]	As described in more detail in the section Compensation Discussion and Analysis, the Company's executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the three-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO "compensation actually paid" each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past three years, the relationship of the Company's TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company's TSR; (ii) the Company's net income; and (iii) the Company's total net product sales, which includes HETLIOZ® and Fanapt® net product sales.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	As described in more detail in the section Compensation Discussion and Analysis, the Company's executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the three-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO "compensation actually paid" each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past three years, the relationship of the Company's TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company's TSR; (ii) the Company's net income; and (iii) the Company's total net product sales, which includes HETLIOZ® and Fanapt® net product sales.

Total Shareholder Return Vs Peer Group [Text Block]	As described in more detail in the section Compensation Discussion and Analysis, the Company's executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes key performance measures to align executive compensation with Company performance, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. We believe the compensation actually paid in each of the years reported above and over the three-year cumulative period are reflective of the leverage of our executive compensation program towards variable pay elements as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our incentive programs. As such, the CEO and non-CEO "compensation actually paid" each year were aligned with our TSR performance and increased when our TSR performance increased but declined when our TSR performance declined. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphics of the relationships related to information presented in the Pay versus Performance table. These charts show, for the past three years, the relationship of the Company's TSR relative to its peers as well as the relationship between the CEO and non-CEO compensation actually paid and (i) the Company's TSR; (ii) the Company's net income; and (iii) the Company's total net product sales, which includes HETLIOZ® and Fanapt® net product sales.

Total Shareholder Return Amount	$ 45	96	80
Peer Group Total Shareholder Return Amount	109	127	126
Net Income (Loss)	$ 6,300,000	$ 33,200,000	$ 23,300,000
Company Selected Measure Amount	254,400,000	268,700,000	248,200,000
PEO Name	Dr. Mihael H. Polymeropoulos
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for Dr. Polymeropoulos and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company's NEOs reported for such year other than Dr. Polymeropoulos.To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Dr. Polymeropoulos and for the average of the other NEOs is set forth following the footnotes to this table. Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance. The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.The performance measures set forth in the table are based on the total net product sales of the two product categories that currently comprise our commercial portfolio: (i) HETLIOZ® capsules for the treatment of Non-24-Hour Sleep-Wake Disorder (Non-24) and HETLIOZ® capsules and oral suspension (HETLIOZ LQ®) for the treatment of nighttime sleep disturbances in Smith-Magenis Syndrome, and (ii) Fanapt® oral tablets for the treatment of schizophrenia. Given the importance of HETLIOZ® and Fanapt® to our business, as discussed further above, the Company has determined that total net product sales, which includes HETLIOZ® and Fanapt® net product sales, is the financial performance measure that, in the Company's assessment, represents the most important performance measures used by the Company to link compensation actually paid to the Company's NEOs to Company performance. Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other NEOs, amounts shown represent averages of the other NEOs.
(2)Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock option and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock option and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(5)Represents the fair value at vesting of the stock option and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock option and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)Represents the fair value as of the last day of the prior fiscal year of the stock option and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
	As described in greater detail in Compensation Discussion and Analysis, the Company's executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to the Company's performance is total Net product sales, which includes HETLIOZ® and Fanapt® net product sales.
PEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,757,740)	$ (4,792,295)	$ (1,475,030)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,733,481	3,260,927	1,618,926
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,730,772)	351,870	(475,772)
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(654,773)	589,963	(521,963)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(780,486)	(1,285,018)	(594,285)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	490,676	874,904	676,702
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(616,032)	187,328	(181,510)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(262,268)	296,498	(157,953)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (323,483)